SHARE CAPITAL - Share capital reserved for issuance (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares outstanding	11,717,616	11,717,616	58,150,789
Proceeds from exercise of options	$ 17,830	$ 17,830	$ 294,263
Common Share Stock Options
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance	1,551,017	1,551,017	6,056,540
Warrants
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance			2,071,090
FTP Compensation Warrants
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance			174,384
Compensation Warrants
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance			1,034,868
Jamaica Facility Shares
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance			337,500